Lease revenue (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lease Revenue [Abstract]
Term of operating lease agreements	14 years
2021	$ 3,773,352
2022	3,551,721
2023	3,363,258
2024	3,070,849
2025	2,743,947
Thereafter	9,441,322
Contracted minimum future lease receivables	$ 25,944,449